Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES:
Net income	$ 4,244	$ 2,546
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	4,000	6,800
Net amortization of purchase premiums and discounts on securities	827	576
Depreciation and amortization	1,358	1,040
Deferred income tax expense	783	4
Net security gains	(573)	(303)
Stock compensation expense	310	221
Loss on sale of OREO	85	227
Valuation writedowns on OREO	916	1,446
Gain on sale of mortgage loans held for sale, net	(2,274)	(951)
Gain on sale of SBA loans held for sale, net	(688)	(962)
Origination of mortgage loans held for sale	(105,543)	(55,781)
Origination of SBA loans held for sale	(6,427)	(10,682)
Proceeds from sale of mortgage loans held for sale, net	107,817	56,732
Proceeds from sale of SBA loans held for sale, net	7,452	14,243
Loss on sale or disposal of premises and equipment	23	227
Net change in other assets and liabilities	973	971
Net cash provided by operating activities	13,283	16,354
INVESTING ACTIVITIES:
Purchases of securities held to maturity	(7,629)	(6,918)
Purchases of securities available for sale	(39,335)	(39,135)
Maturities and principal payments on securities held to maturity	4,733	7,011
Maturities and principal payments on securities available for sale	30,667	35,393
Proceeds from sales of securities held to maturity		2,168
Proceeds from sale of securities available for sale	8,103	23,123
Proceeds from redemption of Federal Home Loan Bank stock	99	118
Proceeds from sale of OREO	3,765	4,052
Net decrease (increase) in loans	(4,205)	9,594
Proceeds from sale or disposal of premises and equipment	11	2
Purchases of premises and equipment	(1,817)	(1,715)
Net cash provided by (used in) investing activities	(5,608)	33,693
FINANCING ACTIVITIES:
Net increase (decrease) in deposits	4,789	(10,817)
Proceeds from exercise of stock options	186	450
Dividends on preferred stock	(1,032)	(1,032)
Net cash provided by (used in) financing activities	3,943	(11,399)
Increase in cash and cash equivalents	11,618	38,648
Cash and cash equivalents, beginning of period	82,574	43,926
Cash and cash equivalents, end of period	94,192	82,574
SUPPLEMENTAL DISCLOSURES:
Cash: Interest paid	7,863	10,584
Cash: Income taxes paid	969	606
Noncash investing activities:
Transfer of SBA loans held for sale to held to maturity	394	130
Transfer of loans to OREO	$ 3,560	$ 6,411